Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Authorized (in shares)	35,000,000	35,000,000
Par value (in dollars per share)	$ 0	$ 0
Outstanding (in shares)	26,083,623	26,260,543
Treasury shares (in shares)	965,173	788,253